CONVERTIBLE DEBT - Fair value of derivative liability (Details) - Derivative liability - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 5,379,878	$ 0
Derivative liability at issuance	$ 3,432,558	3,432,558
Change in fair value of the derivative liability		$ 1,936,191
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Unrealized Gain (Loss) on Derivatives
Foreign exchange loss		$ 11,129
Balance at the end		$ 5,379,878